INCOME TAXES (Tables)	12 Months Ended
Apr. 30, 2017
Income Taxes Tables
Summary of deferred tax asset
	2017	2016
Deferred tax asset:
Net operating loss carryforward	$3,373,482	$3,155,766
Valuation allowance	(3,373,482)	(3,155,766)

Total	$-	$-

Summary of components of income tax
	2017	2016

Change in net operating loss benefit	$217,716	$114,935
Change in valuation allowance	(217,716)	(114,935)

Total	$-	$-